Assets held for Sale (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale [line items]
Property, plant and equipment	£ 9,227	£ 9,020	£ 8,933
Total asets held sale	3	76
Assets held for sale
Assets Held For Sale [line items]
Property, plant and equipment	3	60
Other	0	16
Total asets held sale	£ 3	£ 76